Employees - Schedule of Fair Value of Plans Assets, Which Are Reported Net of Fund Liabilities That Are Not Employee Benefits (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Total plan assets	€ 24,023	€ 23,749
Equities total	8,184	7,756
Fixed income total	11,693	11,362
Private equity	347	396
Property and real estate	1,623	1,728
Hedge funds	380	757
Other	1,167	1,158
Other plans	370	300
Derivatives	259	292
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	5,457	4,845
Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	2,818	2,934
Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	3,418	3,583
Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	1,864	2,030
North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	4,381	3,844
Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	1,939	1,882
United Kingdom [Member]
Disclosure of fair value of plan assets [line items]
Total plan assets	12,499	12,122
Equities total	4,653	4,173
Fixed income total	5,819	5,317
Private equity	274	325
Property and real estate	835	916
Hedge funds	318	688
Other	470	454
Derivatives	130	249
United Kingdom [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	3,292	2,711
United Kingdom [Member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,167	1,120
United Kingdom [Member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,360	1,486
United Kingdom [Member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	921	930
United Kingdom [Member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	2,740	2,312
United Kingdom [Member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	992	931
Netherlands [Member]
Disclosure of fair value of plan assets [line items]
Total plan assets	5,587	5,522
Equities total	1,837	1,831
Fixed income total	2,766	2,795
Private equity	64	65
Property and real estate	456	491
Other	320	289
Derivatives	144	51
Netherlands [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	798	765
Netherlands [Member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	540	542
Netherlands [Member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,428	1,488
Netherlands [Member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	437	517
Netherlands [Member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	894	825
Netherlands [Member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	506	489
Rest of The World [member]
Disclosure of fair value of plan assets [line items]
Total plan assets	5,937	6,105
Equities total	1,694	1,752
Fixed income total	3,108	3,250
Private equity	9	6
Property and real estate	332	321
Hedge funds	62	69
Other	377	415
Other plans	370	300
Derivatives	(15)	(8)
Rest of The World [member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,367	1,369
Rest of The World [member] | Investment Grade Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	1,111	1,272
Rest of The World [member] | Other fixed income [Member]
Disclosure of fair value of plan assets [line items]
Fixed income total	630	609
Rest of The World [member] | Europe [member]
Disclosure of fair value of plan assets [line items]
Equities total	506	583
Rest of The World [member] | North America [Member]
Disclosure of fair value of plan assets [line items]
Equities total	747	707
Rest of The World [member] | Other Countries [Member]
Disclosure of fair value of plan assets [line items]
Equities total	€ 441	€ 462